Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
(the “Fund”)
Important Notice Regarding Change in Investment Policy
Supplement dated November 28, 2025 to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information, each dated May 1, 2025, as supplemented
The purpose of this supplement is to provide notice of certain investment policy and other changes.
1.	Change to the Fund’s classification under the Investment Company Act of 1940 from a “diversified” to a “non‑diversified” fund.
The Board of Trustees of William Blair Funds has approved a change to the Fund’s classification under the Investment Company Act of 1940 from a “diversified” to a “non‑diversified” fund. This change is subject to approval by the Fund’s shareholders at a meeting to be held on or about January 27, 2026 (the “Meeting”). Changing the Fund’s status to “non‑diversified” would provide the Fund the flexibility to hold larger positions in the securities of certain companies. William Blair Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes that under current market conditions classification as a non‑diversified fund would be beneficial in executing the Adviser’s strategy for the Fund. If the proposal to change the Fund’s status to “non‑diversified” is approved by shareholders at the Meeting, the Fund’s performance could be more volatile (riskier) than the performance of a diversified fund. Investing a larger percentage of the Fund’s assets in a single issuer’s securities increases the Fund’s exposure to credit and other risks associated with that issuer’s financial condition and business operations.
Prior to the Meeting, shareholders of the Fund entitled to vote at the Meeting will receive a proxy statement that will contain additional information about the Fund’s diversification status and the proposed change in classification.
In connection with the change in diversification status, the Fund’s non‑fundamental policy to invest at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Adviser believes have above-average growth, profitability and quality characteristics will be revised to eliminate the term “diversified.”
2.	Changes to the Fund’s Principal Investment Strategies.
Additional changes are being made to the Fund’s benchmark and investment policies. Specifically, (i) the Fund’s benchmark is changing from the MSCI All Country World Investable Market Index (net) to the MSCI All Country World Index (net) and (ii) the Fund’s policies with respect to allocation of investments across countries, investment in companies located outside the U.S., and investment in emerging markets are being revised and consolidated. These changes are not contingent on shareholder approval of the change in diversification status.
In connection with the foregoing, effective on or about January 27, 2026, in the Fund’s Summary Prospectus and on page 43 of the Prospectus, the first paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its total assets in a portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The use of the term “global” in the Fund’s name is meant to emphasize that the Adviser looks for investment opportunities on a worldwide basis and the investment strategy is not constrained by the countries or regions in which companies are located. The Fund’s investments are normally allocated among at least three different countries. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

William Blair Global Leaders Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
(the “Fund”)
Important Notice Regarding Change in Investment Policy
Supplement dated November 28, 2025 to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information, each dated May 1, 2025, as supplemented
The purpose of this supplement is to provide notice of certain investment policy and other changes.
1.	Change to the Fund’s classification under the Investment Company Act of 1940 from a “diversified” to a “non‑diversified” fund.
The Board of Trustees of William Blair Funds has approved a change to the Fund’s classification under the Investment Company Act of 1940 from a “diversified” to a “non‑diversified” fund. This change is subject to approval by the Fund’s shareholders at a meeting to be held on or about January 27, 2026 (the “Meeting”). Changing the Fund’s status to “non‑diversified” would provide the Fund the flexibility to hold larger positions in the securities of certain companies. William Blair Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes that under current market conditions classification as a non‑diversified fund would be beneficial in executing the Adviser’s strategy for the Fund. If the proposal to change the Fund’s status to “non‑diversified” is approved by shareholders at the Meeting, the Fund’s performance could be more volatile (riskier) than the performance of a diversified fund. Investing a larger percentage of the Fund’s assets in a single issuer’s securities increases the Fund’s exposure to credit and other risks associated with that issuer’s financial condition and business operations.
Prior to the Meeting, shareholders of the Fund entitled to vote at the Meeting will receive a proxy statement that will contain additional information about the Fund’s diversification status and the proposed change in classification.
In connection with the change in diversification status, the Fund’s non‑fundamental policy to invest at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Adviser believes have above-average growth, profitability and quality characteristics will be revised to eliminate the term “diversified.”
2.	Changes to the Fund’s Principal Investment Strategies.
Additional changes are being made to the Fund’s benchmark and investment policies. Specifically, (i) the Fund’s benchmark is changing from the MSCI All Country World Investable Market Index (net) to the MSCI All Country World Index (net) and (ii) the Fund’s policies with respect to allocation of investments across countries, investment in companies located outside the U.S., and investment in emerging markets are being revised and consolidated. These changes are not contingent on shareholder approval of the change in diversification status.
In connection with the foregoing, effective on or about January 27, 2026, in the Fund’s Summary Prospectus and on page 43 of the Prospectus, the first paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its total assets in a portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The use of the term “global” in the Fund’s name is meant to emphasize that the Adviser looks for investment opportunities on a worldwide basis and the investment strategy is not constrained by the countries or regions in which companies are located. The Fund’s investments are normally allocated among at least three different countries. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.